SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2025, as amended
November 3, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Investment Strategies and Principal Risks of the Funds

In the Fund Summary of the Large Cap Index Fund, S&P 500 Index Fund and Extended Market Index Fund, under the sub-heading "Principal Investment Strategies," the following text is hereby added at the end of the first paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

In addition, in the Fund Summary of the Large Cap Index Fund, S&P 500 Index Fund and Extended Market Index Fund, under the heading titled "Principal Risks," the following text is hereby added after the last risk:

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.

Additionally, in the section titled "More Information About Risks," under the sub-heading "More Information About Principal Risks," the "Non-Diversification" risk is hereby deleted and replaced with the following:

Non-Diversification—The Emerging Markets Debt Fund is non-diversified. Additionally, in seeking to track an index, the Large Cap Index, the S&P 500 Index and the Extended Market Index Funds may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When they are non-diversified, the Funds may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. However, the Funds intend to satisfy the asset diversification requirements for qualifying as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1630 (11/25)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fun
Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
U.S. Equity Factor Allocation Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
World Equity Ex-US Fund
Screened World Equity Ex-US Fund
Emerging Markets Equity Fund
Opportunistic Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Long Duration Fund
Long Duration Credit Fund
Ultra Short Duration Bond Fund
Emerging Markets Debt Fund
Real Return Fund
Limited Duration Bond Fund
Intermediate Duration Credit Fund
Dynamic Asset Allocation Fund
Multi-Asset Real Return Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Statement of Additional Information, dated September 30, 2025, as amended November 3, 2025 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Investment Strategies and Risks of the Large Cap Index, the S&P 500 Index and the Extended Market Index Funds

Under the section titled "Investment Objectives and Policies," under the headings titled "Large Cap Index Fund," "S&P 500 Index Fund," and "Extended Market Index Fund," the following is hereby added to the end of the second paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the 1940 Act), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

In addition, in the section titled "Description of Permitted Investments and Risk Factors," the "Non-Diversification" risk is hereby deleted and replaced with the following:

NON-DIVERSIFICATION—As indicated in the Investment Limitations section, the Emerging Markets Debt Fund is non-diversified. Additionally, in seeking to track an index, the Large Cap Index, the S&P 500 Index and the Extended Market Index Funds may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Non-diversified Funds may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The Funds intend to satisfy the diversification requirements necessary to qualify as a RIC under the Code, as described more fully in the "Taxes" section of this SAI.

Change in Non-Fundamental Policy of the Funds

In the section titled "Investment Limitations," under the heading "Non-Fundamental Policies," Non-Fundamental Policy No. 4 is hereby deleted and replaced with the following:

Each Fund may not:

4. With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. Based on interpretive guidance from the SEC Staff, each of the Large Cap Index, S&P 500 Index and Extended Market Index Funds periodically may be non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its index. The Funds intend to be diversified in approximately the same proportion as each Fund's benchmark index is diversified. This investment limitation does not apply to the Emerging Markets Debt Fund.

In addition, in the same section, in the paragraph titled "Diversification," the following text is hereby added as the second-to-last sentence of the paragraph:

Certain funds that track an index may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1631 (11/25)